Significant Accounting Policies - Goodwill (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Significant Accounting Policies
Goodwill impairment | $	$ 0	$ 0	$ 0
Number of Reporting Units | segment	1